EVENTS AFTER THE REPORTING PERIOD (Details) - CNY (¥) ¥ / shares in Units, ¥ in Billions	Apr. 24, 2019	Mar. 20, 2019	Mar. 15, 2019	Mar. 14, 2019	Jan. 22, 2019	Jan. 16, 2019
Short-term bonds | Issuance of short-term bonds
EVENTS AFTER THE REPORTING PERIOD
Face value	¥ 1	¥ 3	¥ 2	¥ 1		¥ 2
Par value (RMB per unit)	¥ 100.00	¥ 100.00	¥ 100.00	¥ 100.00		¥ 100.00
Interest rate (as a percent)	2.89%	2.98%	2.90%	2.64%		2.99%
2022 corporate 3.80% bond | Issuance of medium term notes
EVENTS AFTER THE REPORTING PERIOD
Face value					¥ 2
Par value (RMB per unit)					¥ 100.00
Interest rate (as a percent)					3.80%